NORTHSTAR INVESTMENT MANAGEMENT CORPORATION
                            300 FIRST STAMFORD PLACE
                          STAMFORD, CONNECTICUT 06902
                                 (203) 602-7881

January 5, 1999

Via EDGAR
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Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Northstar Special Fund, Files No. 33-00847 and 811-04434
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Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the Northstar Special Fund Class I dated December 28, 1998 do not differ from that contained in Post-Effective Amendment No. 24 (the "Amendment") to the Northstar Special Fund's Registration Statement on Form N1-A. This Amendment was filed electronically on December 28, 1998.

Should you have any questions regarding this filing, please phone the undersigned at (203) 602-7881.

Sincerely,

STEPHANIE L. BECKNER
Stephanie L. Beckner
Secretary